CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY $ in Thousands	Share capital USD ($)	Contributed surplus USD ($)	Equity component of Convertible Notes USD ($)	Accumulated other comprehensive loss USD ($)	Deficit USD ($)	USD ($) Options shares
Balance at the beginning of the year (in shares) at Dec. 31, 2015 | shares						145,068,405
Balance at the beginning of the year at Dec. 31, 2015	$ 931,750	$ 57,562		$ (214,363)	$ (74,979)	$ 699,970
Shares issued under private placement	146,311					$ 146,311
Shares issued under private placement (in shares) | shares						31,935,065
Shares issued under flow-through agreement	3,234					$ 3,234
Shares issued under flow-through agreement (in shares) | shares						437,000
Share issue costs	(8,389)					$ (8,389)
Deferred income tax on share issue costs	2,246					2,246
Shares issued upon exercise of options	25,465	(8,730)				$ 16,735
Shares issued upon exercise of options (in shares) | Options						2,531,725
Value assigned to options vested		8,897				$ 8,897
Shares issued upon settlement of restricted share units (in value)	811	(811)
Shares issued upon settlement of restricted share units (in shares) | shares						141,057
Settlement and modification of restricted share units in cash		(3,846)				$ (3,846)
Foreign currency translation adjustment				20,591		20,591
Loss for the year					(61,212)	$ (61,212)
Balance at the end of the year (in shares) at Dec. 31, 2016 | shares						180,113,252
Balance at the end of the year at Dec. 31, 2016	1,101,428	53,072		(193,772)	(136,191)	$ 824,537
Shares issued under flow-through agreement	3,182					$ 3,182
Shares issued under flow-through agreement (in shares) | shares						329,000
Share issue costs	(225)					$ (225)
Deferred income tax on share issue costs	58					58
Shares issued upon exercise of options	20,757	(6,863)				$ 13,894
Shares issued upon exercise of options (in shares) | Options						1,822,025
Value assigned to options vested		3,733				$ 3,733
Shares issued upon settlement of restricted share units (in value)	731					$ 731
Shares issued upon settlement of restricted share units (in shares) | shares						73,597
Equity component of convertible notes			$ 17,603			$ 17,603
Loss for the year					(16,453)	$ (16,453)
Balance at the end of the year (in shares) at Dec. 31, 2017 | shares						182,337,874
Balance at the end of the year at Dec. 31, 2017	$ 1,125,932	$ 49,942	$ 17,603	$ (193,772)	$ (152,644)	$ 847,061